2. Summary of Significant Accounting Policies: Financial Instruments (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Financial Instruments

Financial Instruments

The Company’s balance sheets include the following financial instruments: cash, accrued expenses, deferred revenues, convertible note payable – shareholder and payables to a shareholder.  The carrying amounts of current assets and current liabilities approximate their fair value because of the relatively short period of time between the origination of these instruments and their expected realization.  The carrying values of the payable to shareholder  approximates fair value based on borrowing rates currently available to the Company for instruments with similar terms and remaining maturities.